Debt Obligations (Outstanding Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 28, 2016	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Balance	$ 1,252,059			$ 690,739
Less unamortized deferred financing costs and discount	(11,036)
Subtotal	1,241,023
Less current portion	(5,485)			(2,899)
Non-current portion	1,235,538			687,840
Senior Notes | 8.50% Senior Notes, due 2021
Debt Instrument [Line Items]
Balance	300,000
Less unamortized deferred financing costs and discount	(8,691)
Subtotal	291,309
Less current portion	0
Non-current portion	$ 291,309
Debt instrument, interest rate (percent)	8.50%	8.50%
Senior Notes | 3.77% Senior Notes, due 2031
Debt Instrument [Line Items]
Balance	$ 60,000
Less unamortized deferred financing costs and discount	(2,345)
Subtotal	57,655
Less current portion	(1,676)
Non-current portion	$ 55,979
Debt instrument, interest rate (percent)	3.77%		3.77%
Other Debt
Debt Instrument [Line Items]
Balance	$ 3,809			3,639
Less unamortized deferred financing costs and discount	0
Subtotal	3,809
Less current portion	(3,809)			(2,899)
Non-current portion	0			740
Revolving Credit Facility | AMID Revolving Credit Agreement
Debt Instrument [Line Items]
Balance	711,250			525,100
Less unamortized deferred financing costs and discount	0
Subtotal	711,250
Less current portion	0			0
Non-current portion	711,250			525,100
Revolving Credit Facility | JPE Revolving Credit Agreement
Debt Instrument [Line Items]
Balance	177,000			162,000
Less unamortized deferred financing costs and discount	0
Subtotal	177,000
Less current portion	0			0
Non-current portion	$ 177,000			$ 162,000